Average Annual Total Returns - Research International Core Portfolio	Research International Core Portfolio 1 Yr	Research International Core Portfolio 5 Yr	Research International Core Portfolio 10 Yr	MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr		MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr		MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr		MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes) 1 Yr		MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes) 5 Yr		MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes) 10 Yr		MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Yr	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Yr	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) International Multi-Cap Core Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) International Multi-Cap Core Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) International Multi-Cap Core Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	13.46%	9.76%	6.21%	10.65%	[1]	8.93%	[1]	4.92%	[1]	11.13%	[1]	9.44%	[1]	5.40%	[1]	7.82%	7.45%	5.51%	6.85%	6.67%	4.90%

[1]	With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.